Fair Value Measurement - Fair Value - Assets & Liabilities - Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	$ 79,733	$ 129,966
Commodity Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	79,733	129,966
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	79,733	129,966
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	0	0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	85,489	129,636
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset		330
Derivative Liability, Fair Value, Gross Liability	(5,756)
Commodity Contract [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	95,062	86,659
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	16,937	6,937
Derivative Asset	78,125	79,722
Commodity Contract [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Commodity Contract [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	95,062	86,329
Commodity Contract [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	330
Commodity Contract [Member] | Other Noncurrent Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	11,881	58,182
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	0	1,649
Derivative Asset	11,881	56,533
Commodity Contract [Member] | Other Noncurrent Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Commodity Contract [Member] | Other Noncurrent Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	11,881	58,182
Commodity Contract [Member] | Other Noncurrent Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Commodity Contract [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	(10,273)	(4,889)
Derivative Liability, Fair Value, Gross Liability	(21,454)	(11,826)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	11,181	6,937
Commodity Contract [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	0
Commodity Contract [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Fair Value, Gross Liability	(15,698)	(11,826)
Commodity Contract [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Fair Value, Gross Liability	(5,756)	0
Commodity Contract [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	(1,400)
Derivative Liability, Fair Value, Gross Liability	(5,756)	(3,049)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	5,756	1,649
Commodity Contract [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	0
Commodity Contract [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Fair Value, Gross Liability	(5,756)	(3,049)
Commodity Contract [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 0	$ 0